Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Software income	$ 117,504	$ 8,854
Integration and development income	240,410	132,800
Operating revenue	357,914	141,654
Other revenue	162,796	156,465
Expenses
General administration	(2,677,364)	(1,709,338)
Employee expenses	(2,181,981)	(8,609,482)
Sales and marketing	(501,944)	(1,022,829)
Impairment of assets and receivables	(229,391)	(2,266,187)
Infrastructure costs	(82,471)
NASDAQ listing expenses		(1,994,478)
Total expenses	(5,673,151)	(15,602,314)
Operating loss	(5,152,441)	(15,304,195)
Finance income	99,654	76,830
Finance costs	(62,828)	(134,970)
Net finance income / (costs)	36,826	(58,140)
Loss before income tax benefit	(5,115,615)	(15,362,335)
Income tax benefit	1,209,344	890,113
Loss after income tax benefit for the half-year attributable to the owners of Advanced Health Intelligence Ltd	(3,906,271)	(14,472,222)
Other comprehensive income
Items that may be reclassified subsequently to profit or loss	7,347	(2,280)
Foreign currency translation
Other comprehensive income for the half-year, net of tax	7,347	(2,280)
Total comprehensive income for the half-year attributable to the owners of Advanced Health Intelligence Ltd	$ (3,898,924)	$ (14,474,502)
Basic earnings per share (in Dollars per share)	$ (2.43)	$ (10.22)
Diluted earnings per share (in Dollars per share)	$ (2.43)	$ (10.22)